Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity	$ 90,583,772	$ 53,499,363	$ 58,231,628	$ 57,107,780
Profit (loss) of the year	17,630,554	2,737,853	$ 15,005,155
Total assets	242,426,616	137,694,169
Total liabilities	$ 151,842,844	$ 84,194,806
Refineria de Cartagena
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 17,933,857
Profit (loss) of the year	(1,238,939)
Total assets	33,094,487
Total liabilities	$ 15,160,630
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,408,773
Profit (loss) of the year	4,784,348
Total assets	18,586,004
Total liabilities	$ 2,177,231
Oleoducto Central S. A. - Ocensa [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,177,600
Profit (loss) of the year	2,353,602
Total assets	7,071,850
Total liabilities	$ 3,894,250
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 12,083,224
Profit (loss) of the year	240,792
Total assets	12,083,538
Total liabilities	$ 314
Hocol Petroleum Limited - HPL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 3,761,673
Profit (loss) of the year	453,876
Total assets	3,791,829
Total liabilities	$ 30,156
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 2,962,647
Profit (loss) of the year	258,622
Total assets	3,461,610
Total liabilities	$ 498,963
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 3,258,783
Profit (loss) of the year	483,792
Total assets	4,931,264
Total liabilities	$ 1,672,481
Esenttia S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 2,322,456
Profit (loss) of the year	287,425
Total assets	3,296,001
Total liabilities	$ 973,545
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 2,404,032
Profit (loss) of the year	218,723
Total assets	9,007,535
Total liabilities	$ 6,603,503
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,605,929
Profit (loss) of the year	152,357
Total assets	1,606,253
Total liabilities	$ 324
Oleoducto Bicentenario de Colombia S.A.S
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,426,391
Profit (loss) of the year	731,832
Total assets	2,759,984
Total liabilities	$ 1,333,593
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 991,866
Profit (loss) of the year	406,590
Total assets	1,434,010
Total liabilities	$ 442,144
Inversiones de Gases de Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 656,135
Profit (loss) of the year	276,422
Total assets	659,053
Total liabilities	$ 2,918
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Reinsurer for companies of Ecopetrol Business Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 987,442
Profit (loss) of the year	15,284
Total assets	1,267,465
Total liabilities	$ 280,023
Oleoducto de Colombia S.A. - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	73.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 432,870
Profit (loss) of the year	375,475
Total assets	669,876
Total liabilities	$ 237,006
Esenttia Masterbatch Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 430,162
Profit (loss) of the year	274,562
Total assets	564,140
Total liabilities	$ 133,978
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Real
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,774,650
Profit (loss) of the year	(212,853)
Total assets	1,861,482
Total liabilities	$ 86,832
Ecopetrol del Peru S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 61,103
Profit (loss) of the year	(341)
Total assets	63,492
Total liabilities	$ 2,389
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 52,454
Profit (loss) of the year	(126,458)
Total assets	57,096
Total liabilities	$ 4,642
Ecopetrol Costa Afuera S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 13,447
Profit (loss) of the year	90
Total assets	16,952
Total liabilities	$ 3,505
Esenttia Resinas del Peru SAC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 12,240
Profit (loss) of the year	4,555
Total assets	67,144
Total liabilities	$ 54,904
Ecopetrol America
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 10,195,017
Profit (loss) of the year	581,820
Total assets	10,202,943
Total liabilities	$ 7,926
Ecopetrol Permian LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	US Dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 5,355,562
Profit (loss) of the year	373,104
Total assets	5,932,250
Total liabilities	$ 576,688
Topili Servicios Administrativos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Mexican Peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 46
Profit (loss) of the year	(31)
Total assets	48
Total liabilities	$ 2
Kalixpan Servicios Tecnicos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Mexican Peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 53
Profit (loss) of the year	(28)
Total assets	55
Total liabilities	$ 2
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	29.61%
Activity	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 370,507
Profit (loss) of the year	107,960
Total assets	773,501
Total liabilities	$ 402,994
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	33.49%
Activity	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 65,787
Profit (loss) of the year	17,620
Total assets	121,984
Total liabilities	$ 56,197
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	48.50%
Activity	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 122,172
Profit (loss) of the year	57,780
Total assets	194,729
Total liabilities	$ 72,557
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 58,638
Profit (loss) of the year	22,846
Total assets	82,268
Total liabilities	$ 23,630
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	41.61%
Activity	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 58,964
Profit (loss) of the year	3,876
Total assets	75,171
Total liabilities	$ 16,207
Gasoducto de Oriente S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	31.61%
Activity	Design and construction of hydrocarbon production and treatment plants, construction of hydrocarbon transmission lines.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 556
Profit (loss) of the year	(29)
Total assets	584
Total liabilities	$ 28
Ecopetrol Singapore PTE. LTD [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Singapore dollar
Ownership interest Ecopetrol	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 258
Profit (loss) of the year	(48)
Total assets	261
Total liabilities	$ 3
Ecopetrol Trading Asia PTE. LTD [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Singapore dollar
Ownership interest Ecopetrol	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 251
Profit (loss) of the year	(46)
Total assets	31,051
Total liabilities	$ 30,800
Interconexin Elctrica S.A. ESP
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian Peso
Ownership interest Ecopetrol	51.41%
Activity	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.
Country/Domicile	Colombia
Geographic area of operations	Latin-America
Equity	$ 22,132,996
Profit (loss) of the year	509,125
Total assets	61,698,188
Total liabilities	$ 39,565,192